CONCENTRATION RISK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Concentration Risk [Line Items]
Uninsured cash balances	$ 799,659		$ 799,659		$ 611,947	$ 1,435,543	$ 335,654	$ 922,581
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	79.00%	67.00%	82.00%	60.00%	54.00%	46.00%
Restated [Member]
Concentration Risk [Line Items]
Uninsured cash balances					$ 21,989,947